Income Taxes - Reconciliation between Income Tax Expense (Benefit) and Actual Provision for Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
PRC statutory income tax	25.00%	25.00%	25.00%	25.00%
Computed expected income tax (benefit) expense	$ (551)	(3,336)	17,306	1,140
Expenses not deductible for tax purposes	441	2,668	3,961	258
Permanent differences	260	1,573	(19,406)	(381)
Tax exemption and tax relief granted to PRC subsidiaries	(51)	(310)	(640)	(369)
Other	(28)	(171)	(550)	401
Income tax expense	$ 70	424	671	1,048